August 30, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:           JNLNY Separate Account IV (Perspective Investor VUL)
File Nos. 333-109762 and 811-10463

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

Please call me at (517) 367-3872 if you have any questions.

Very truly yours,

/s/ FRANK J. JULIAN

Frank J. Julian
Associate General Counsel